ENTITY WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 9:       ENTITY WIDE DISCLOSURES

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment and derives revenues from licensing of software, sales of hardware, providing maintenance and technical support and sales of professional services.

The following is a summary of revenues within geographic areas:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2020	2019	2020
	(U.S. dollars in thousands)		(U.S. dollars in thousands)
Americas:
United States	$12,572	$12,235	$24,875	$23,304
Other	460	184	578	551
	13,032	12,419	25,453	23,855
EMEA:
Germany	2,946	2,712	5,694	5,045
Israel	306	282	543	556
Other	6,539	5,740	$12,600	11,596
	9,791	8,734	18,837	17,197

APAC	2,278	1,879	3,265	3,224

Total	$25,101	$23,032	$47,555	$44,276

Revenues are attributed to geographic areas based on the location of customer.

For the year ended December 31, 2019 and six months ended June 30, 2020, each of the following distributors comprised more than 10% of the Company’s revenue:

	Year Ended	Six months Ended
	December 31,	June 30,
	2019	2020

Customer A	15%	15%
Customer B	9%	10%

Property, plant and equipment, net by geographical area were as follows as of December 31, 2019 and June 30, 2020:

	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Americas (primarily the United States)	$959	1,146
EMEA	123	111
Israel	3,095	3,553
	$4,177	4,810

As of December 31, 2019 and June 30, 2020, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,	June 30,
	2019	2020
Customer A	14%	18%
Customer B	15%	13%
Customer C	12%	0%
Customer D	2%	15%
Customer E	2%	14%

For purposes of this calculation, the Company assessed distributors by aggregating distributors within the same holding group.